Subsequent Events (Details) - USD ($)	Apr. 01, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Line of credit withdrew amount
Borrowings		$ 839,000
Forecast [Member]
Subsequent Events [Line Items]
Cash payment	$ 12,500
Cash compensation	$ 50,000